Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Income Statement [Abstract]
Revenue	$ 2,079,609	$ 1,422,154
Costs and expenses:
Cost of revenues	1,329,200	917,844
Research and development	982,227	411,383
Goodwill impairment	327,326	2,180,836
Selling, general and administrative	3,916,041	4,022,824
Total Costs and Expenses	6,554,794	7,532,887
Loss from operations	(4,475,185)	(6,110,733)
Other income (expense):
Gain on extinguishment of debt		53,028
Interest expense	(8,289)	(118,421)
Total other income (expense)	(8,289)	(65,393)
Loss before provision for income taxes	(4,483,474)	(6,176,126)
Provision for income taxes
Net loss	(4,483,474)	(6,176,126)
Deemed dividend related to warrant round-down		(196,589)
Net loss attributable to common shareholders	$ (4,483,474)	$ (6,372,715)
Net loss per share of common stock-basic and diluted (in Dollars per share)	$ (0.53)	$ (0.8)
Weighted average shares of common stock outstanding - basic and diluted (in Shares)	8,459,547	7,932,895
Other Comprehensive Loss:
Net loss	$ (4,483,474)	$ (6,372,715)
Foreign currency translation adjustment
Total Comprehensive Loss	$ (4,483,474)	$ (6,372,715)